Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 202,533,450	$ 207,625,237	$ 202,533,450
Class A common stock	275	224	275
Accumulated deficit	3,511,508	4,999,202	3,511,508
Total Stockholders’ Equity (Deficit)	5,000,001	5,000,001	5,000,001
Balance Sheet as of June 30, 2021 (Unaudited)
Additional paid-in capital	1,487,643		1,487,643
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses		203,996,943
Initial value of common stock subject to possible redemption		(207,625,237)
Accretion for Class A common stock to redemption amount
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	(5,091,787)
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classification of Class A common stock subject to possible redemption		219,318,940	196,512,940
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	27,466,550	22,374,763	27,466,550
Class A common stock	(275)	(224)	(275)
Accumulated deficit	(25,978,632)	(22,374,539)	(25,978,632)
Total Stockholders’ Equity (Deficit)	(27,466,550)	(22,374,763)	(27,466,550)
Balance Sheet as of June 30, 2021 (Unaudited)
Additional paid-in capital	(1,487,643)		(1,487,643)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses		(203,996,943)
Initial value of common stock subject to possible redemption		207,625,237
Accretion for Class A common stock to redemption amount		(26,003,057)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	5,091,787
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classification of Class A common stock subject to possible redemption		10,681,060	33,487,060
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	230,000,000	230,000,000	230,000,000
Class A common stock
Accumulated deficit	(22,467,124)	(17,375,337)	(22,467,124)
Total Stockholders’ Equity (Deficit)	(22,466,549)	(17,374,762)	(22,466,549)
Balance Sheet as of June 30, 2021 (Unaudited)
Additional paid-in capital
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses
Initial value of common stock subject to possible redemption
Accretion for Class A common stock to redemption amount		(26,003,057)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classification of Class A common stock subject to possible redemption		$ 230,000,000	$ 230,000,000